Share Based Payments - Additional Information (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Maximum number of Voting Shares issuable pursuant to share-based payment arrangements	9,400,000		9,400,000		5,460,000
Stock options granted	0	0	0	0	0	0
Share-based payments expense	$ 569,057	$ 69,724	$ 1,677,594	$ 795,334	$ 1,386,533	$ 1,254,413
RSUs
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-based payments expense					$ 1,386,533	1,254,413
Stock Options
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Options expiry period			10 years		10 years
Share based compensation not yet recognized	$ 3,396,927		$ 3,396,927		$ 2,308,928	$ 2,497,445
Share based compensation not yet recognized, weighted average period			2 years 21 days		1 year 10 months 24 days	1 year 10 months 6 days